Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes (Tables) [Line Items]
Schedule of Income Tax Provision

The total Income tax provision is comprised of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Federal
Current	$72,980	$216,203
Deferred	(688,629)	(246,333)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	688,629	246,333
Income tax provision	$72,980	$216,203

Schedule of Deferred Tax Assets

The net deferred tax assets in the accompanying balance sheets included the following components:

	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$688,629	$308,347
Net operating loss carryforward	—	—
Total deferred tax asset	688,629	308,347
Valuation allowance	(688,629)	(308,347)
Deferred tax asset net of allowance	$—	$—

Schedule of Effective Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (approximate) is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	9.95%	(22.80)%
Warrant issuance costs	0.00%	0.00%
Valuation allowance	(27.53)%	13.29%
Income tax provision expense	(3.42)%	11.49%

Vaso Corporation and Subsidaries [Member]
Income Taxes (Tables) [Line Items]
Schedule of Income Tax Provision

The following is a geographical breakdown of income before the provision for income taxes:

	(in thousands)
	Year ended December 31,
	2023	2022
Domestic	$5,085	$6,244
Foreign	(180)	307
Income before provision for income taxes	$4,905	$6,551

Schedule of Deferred Tax Assets

The components of our deferred tax assets and liabilities are summarized as follows:

	(in thousands)
	December 31, 2023	December 31, 2022
Deferred Tax Assets:
Net operating loss carryforwards	$6,796	$8,367
Amortization	590	328
Stock-based compensation	4	7
Allowance for doubtful accounts	100	99
Reserve for slow moving inventory	46	46
Tax credits	324	416
Expense accruals	855	908
Capitalized R&D	13	—
Deferred revenue	2,819	1,835
Total gross deferred taxes	11,547	12,006
Valuation allowance	(3,663)	(4,543)
Net deferred tax assets	7,884	7,463

Deferred Tax Liabilities:
Deferred commissions	(701)	(464)
Goodwill	(2,221)	(1,962)
Depreciation	(7)	(30)
Total deferred tax liabilities	(2,929)	(2,456)
Total deferred tax assets (liabilities)	4,955	5,007

Recorded as:
Non-current deferred tax assets	4,955	5,007
Non-current deferred tax liabilities	—	—
Total deferred tax assets (liabilities)	$4,955	$5,007

Schedule of Effective Tax Rate

The following is a reconciliation of the effective income tax rate to the federal statutory rate:

	For the year ended
	December 31, 2023	December 31, 2022
	%	%
Federal statutory rate	21.00	21.00
State income taxes	6.19	6.11
Change in valuation allowance relating to operations	(17.96)	(92.63)
Foreign tax rate differential	(2.71)	(0.81)
R&D credit	1.87	0.58
Nondeductible expenses	0.71	0.22
Other	(7.06)	(6.87)
	2.04	(72.40)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	(in thousands)
	Year ended December 31,
	2023	2022
Current provision (benefit)
Federal	$—	$—
State	50	36
Foreign	(1)	9
Total current provision (benefit)	49	45

Deferred provision (benefit)
Federal	40	(3,724)
State	11	(1,064)
Foreign	—	—
Total deferred provision (benefit)	51	(4,788)
Total income tax provision (benefit)	$100	$(4,743)

Effective income tax rate	2.04%	(72.40)%

Schedule of the Valuation Allowance

The activity in the valuation allowance is set forth below:

	(in thousands)
	2023	2022
Valuation allowance, January 1,	$4,543	$10,769
Partial release of allowance	—	(4,840)
Change in valuation allowance	(880)	(1,386)
Valuation allowance, December 31,	$3,663	$4,543